Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,800,000
Previously Paid Amount	0.00
Total Fee Amount	413.28
Total Offset Amount	0.00
Net Fee	413.28
Narrative - Max Aggregate Offering Price	$ 2,800,000
Final Prospectus	true